Derivative Liability	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities
Derivative Liability

7.     Derivative Liability

The Company records the fair value of the reset provision of its exercise price of share purchase warrants in accordance with ASC 815, Derivatives and Hedging. The fair value of the derivatives was calculated using a multi-nominal lattice model performed by an independent qualified business valuator. The fair value of the derivative liability is revalued on each balance sheet date with corresponding gains and losses recorded in the consolidated statement of operations.

During the year ended December 31, 2008, the Company issued warrants with an exercise price of $0.40 per share until October 3, 2010, and the reset provision allows for the exercise price to be reset to a value equal to a future issuance of common shares, stock options, warrants, or other equity instrument if the issuance or exercise price is less than $0.40 per share. As at December 31, 2010, the Company recorded a derivative liability of $99,603. During the year ended December 31, 2011, these warrants expired and a gain on fair value of derivatives of $99,603 was recorded.

During the year ended December 31, 2011, the Company issued warrants with an exercise price of $0.10 per share until July 14, 2014, and the reset provision allows for the exercise price to be reset to a value equal to a future issuance of common shares, stock options, warrants, or other equity instrument if the issuance or exercise price is less than $0.10 per share. As at December 31, 2012, the Company recorded a derivative liability of $26,627. During the year ended December 31, 2012, the Company recorded a gain on fair value of derivatives of $22,102.

The following inputs and assumptions were used to value the secured convertible notes and warrants outstanding during the year ended December 31, 2012:

  The warrant exercise prices were $0.10 for December 31, 2012.
  The stock price would fluctuate with an annual volatility.  The projected volatility curve was based on historical volatilities of the Company for the valuation period.
  The Holder would exercise the warrant as they become exercisable (effective registration is projected 180 days from issuance) at target prices of 2 to 4 times the projected reset price ($0.0448 at issuance) or higher.
  The Holder would exercise the warrant at maturity if the stock price was above the project reset prices.
  Management projected quarterly financing during the first year at prices approximating 100% of market.  No warrants have been exercised or expired.
  An exercise price reset event occurred during the period ended December 31, 2012, reducing the exercise price to $0.0935

A summary of the activity of the derivative liability is shown below:

Balance at December 31, 2010	99,603
Derivative loss due to new issuances	201,306
Derivative due to mark to market adjustment	(252,180)
Balance at December 31, 2011	48,729
Derivative due to mark to market adjustment	(22,102)
Balance at December 31, 2012	$26,627